FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Schedule of company's financial assets that are measured at fair value on a recurring basis

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
September 30, 2024
Liabilities
Warrant liability – Public Warrants	$920,000	$—	$920,000	$—
Warrant liability – Private Placement Warrants	572,000	—	—	572,000
Total Liabilities	$1,492,000	$—	$920,000	$572,000

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2023
Liabilities
Warrant liability – Public Warrants	$230,000	$—	$230,000	$—
Warrant liability – Private Placement Warrants	143,000	—	—	143,000
Total Liabilities	$373,000	$—	$230,000	$143,000

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2023
Liabilities
Warrant liability – Public Warrants	$230,000	$—	$230,000	$—
Warrant liability – Private Placement Warrants	143,000	—	—	143,000
Total Liabilities	$373,000	$—	$230,000	$143,000

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Investments held in the Trust Account	$234,364,451	$234,364,451	$—	$—
Liabilities
Warrant liability – Public Warrants	$230,000	$—	$230,000	$—
Warrant liability – Private Placement Warrants	143,000	—	—	143,000
Total Liabilities	$373,000	$—	$230,000	$143,000

Schedule of fair value of the private placement warrants

	September 30, 2024	December 31, 2023
Stock price	$11.59	$11.05
Exercise price	$11.50	$11.50
Dividend yield	—%	—%
Expected term (in years)	6.03	5.28
Volatility	3.3%	2.80%
Risk-free rate	3.56%	3.77%
Fair value	$0.08	$0.02
Probability of Business Combination	3.5%	$1.2%

	December 31, 2023	December 31, 2022
Stock price	$11.05	$10.14
Exercise price	$11.50	$11.50
Dividend yield	—%	—%
Expected term (in years)	5.28	5.27
Volatility	2.80%	2.6%
Risk-free rate	3.77%	3.91%
Fair value	$0.02	$0.02

Schedule of changes in the fair value of the Company's Level 3 financial instruments that are measured at fair value on a recurring basis

Fair value at December 31, 2023	$143,000
Change in fair value of Private Placement Warrants	71,500
Fair value at March 31, 2024	$214,500
Change in fair value of Private Placement Warrants	357,500
Fair value at June 30, 2024	$572,000
Change in fair value of Private Placement Warrants	—
Fair value at September 30, 2024	$572,000

Fair value at December 31, 2022	$143,000
Change in fair value of Private Placement Warrants	143,000
Fair value at March 31, 2023	$286,000
Change in fair value of Private Placement Warrants	(71,500)
Fair value at June 30, 2023	$214,500
Change in fair value of Private Placement Warrants	—
Fair value at September 30, 2023	$214,500

Fair value at December 31, 2022	$143,000
Change in fair value of Private Placement Warrants	—
Fair value at December 31, 2023	$143,000
Fair value at December 31, 2021	$3,289,000
Change in fair value of Private Placement Warrants	(3,146,000)
Fair value at December 31, 2022	$143,000